Long-Term Debt and Other Financing Arrangements - Annual Maturities for Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 629
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
Total	$ 6,472	$ 6,647